Segment Information - Schedule of Corporate Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Receivables, less allowances for doubtful accounts	$ 667	$ 617
Cash and cash equivalents	95	95	$ 125	$ 145
Property, plant and equipment-net (Note 8)	608	718
LIFO reserve	(58)	(67)
Corporate
Segment Reporting Information [Line Items]
Receivables, less allowances for doubtful accounts	54	(8)	(5)
Cash and cash equivalents	45		1
Long-term investments	19	10	11
Property, plant and equipment-net (Note 8)	15	13	13
LIFO reserve	(58)	(67)	(74)
Current and deferred income tax assets, net of valuation allowances	$ 24	$ 83	$ (1)